SHAREHOLDERS EQUITY (Details 2) (Restricted Stock Units (RSUs) [Member], USD $)	9 Months Ended
Sep. 30, 2013
Restricted Stock Units (RSUs) [Member]
Number of shares, Outstanding at beginning of period	182,161
Number of shares, Granted	131,170
Number of shares, Exercised	(47,784)
Number of shares, RSUs outstanding at end of period	265,547
Weighted average grant date fair value, Outstanding at beginning of period	$ 3.79
Weighted average grant date fair value, Granted	$ 4.30
Weighted average grant date fair value, Exercised	$ 3.27
Weighted average grant date fair value, RSUs outstanding at end of period	$ 4.13